                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment  [ ] ;  Amendment Number:
                                                 ----
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:       Fort Washington Investment Advisors, Inc.
            -----------------------------------------
Address:    420 East Fourth Street
            ----------------------
            Cincinnati, OH  45202
            ----------------------


Form 13F File Number:  28-5330
                          ----


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William F. Ledwin
          -----------------
Title:    President
          ---------
Phone:    (513) 361-7610
          --------------

Signature, Place, and Date of Signing:


/s/ William F. Ledwin             Cincinnati, OH               11/1/02
----------------------------      ---------------        ------------------
[Signature]                        [City, State]                [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

                                13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     113,674,360

Form 13F Information Table Value Total:     2,929,302,343

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)


         No.               Form 13F File Number               Name

         NONE

                                                                                                 9/30/2002
                                                                                                           ------------------------
            PAGE 1 OF 4            FORM 13F    NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.
---------------------------------------------------------------------------------------------------------------------------------
                                                            Item 4:     Item 5: Item 6: Investment                  Item 8:
               Item 1:             Item 2:     Item 3:       Fair     Shares or     Discretion       Item 7:        Voting
           Name of Issuer          Title of     CUSIP       Market    Principal -------------------  Managers      Authority
                                    Class      Number       Value      Amount    (a)   (b)    (c)     See            Shares
                                                                                 sole Shared Shared  Instr. --------------------
                                                                                        as   Other     V.   (a)        (b)     (c)
                                                                                     Defined                Sole     Shared   None
                                                                                   in Instr. V.
--------------------------------------------------------------------------------------------------------------------------------
Ace Ltd                              ord      G0070K103     7,429,593     250,915   X                      250,915
----------------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Ltd                   Cl A     G4776G101    14,811,163     430,057   X                      430,057
----------------------------------------------------------------------------------------------------------------------------------
Transocean Inc                       ord      G90078109    10,553,462     507,378   X                      507,378
----------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd        com      G95089101     2,023,202      54,475   X                       54,475
----------------------------------------------------------------------------------------------------------------------------------
Flextronics Intl Ltd                 ord      Y2573F102    10,880,287   1,560,569   X                    1,560,569
----------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc                           com      001055102       291,555       9,500   X                        9,500
----------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner                      com      00184A105     9,797,732     837,413   X                      837,413
----------------------------------------------------------------------------------------------------------------------------------
Affiliated Computer Services-A       com      008190100     1,794,546      42,175   X                       42,175
----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                           com      013817101    12,579,914     651,809   X                      651,809
----------------------------------------------------------------------------------------------------------------------------------
Alltel Corp                          com      020039103     9,030,735     225,037   X                      225,037
----------------------------------------------------------------------------------------------------------------------------------
American Intl. Group                 com      026874107       787,105      14,390   X                       14,390
----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                           com      031162100     3,672,728      88,075   X                       88,075
----------------------------------------------------------------------------------------------------------------------------------
Analog Devices                       com      032654105     8,888,246     451,180   X                      451,180
----------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch Cos. Inc.             com      035229103    25,079,991     495,652   X                      495,652
----------------------------------------------------------------------------------------------------------------------------------
Apollo Group Inc                   com Cl A   037604105     2,543,369      58,563   X                       58,563
----------------------------------------------------------------------------------------------------------------------------------
Applied Materials                    com      038222105       981,750      85,000   X                       85,000
----------------------------------------------------------------------------------------------------------------------------------
Aradigm Corp.                        com      038505103        37,800      18,000   X                       18,000
----------------------------------------------------------------------------------------------------------------------------------
Astrazeneca PLC                 sponsored ADR 046353108     3,240,420     106,000   X                      106,000
----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing            com      053015103       267,729       7,700   X                        7,700
----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing            com      053015103    17,385,000     500,000       X          1                   500,000
----------------------------------------------------------------------------------------------------------------------------------
Bisys Group Inc.                     com      055472104     1,889,901     113,100   X                      113,100
----------------------------------------------------------------------------------------------------------------------------------
BJ Services Co                       com      055482103     1,936,350      74,475   X                       74,475
----------------------------------------------------------------------------------------------------------------------------------
BJ'S Wholesale Club Inc              com      05548J106     5,360,744     281,996   X                      281,996
----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                com      060505104    21,589,154     338,388   X                      338,388
----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.                com      064057102       728,157      25,336   X                       25,336
----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.                com      064057102    93,605,720   3,256,984       X          1                 3,256,984
----------------------------------------------------------------------------------------------------------------------------------
Banc One Corp.                       com      06423A103       383,911      10,265   X                       10,265
----------------------------------------------------------------------------------------------------------------------------------
Baxter International                 com      071813109    11,958,370     391,436   X                      391,436
----------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond                    com      075896100     2,564,073      78,725   X                       78,725
----------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp                       com      079860102       367,696      20,027   X                       20,027
----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc Del           Cl B     084670207       258,825         105   X                          105
----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb                 com      110122108    16,183,714     679,988   X                      679,988
----------------------------------------------------------------------------------------------------------------------------------
Broadwing Inc                        com      111620100     2,365,458   1,194,676   X                    1,194,676
----------------------------------------------------------------------------------------------------------------------------------
Broadwing Inc                        com      111620100    16,212,422   8,188,092       X          1                 8,188,092
----------------------------------------------------------------------------------------------------------------------------------
CIT Group Inc                        com      125581108     1,798,000     100,000   X                      100,000
----------------------------------------------------------------------------------------------------------------------------------
CVS Corporation                      com      126650100    14,674,279     578,867   X                      578,867
----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health                      com      14149Y108    22,845,314     367,288   X                      367,288
----------------------------------------------------------------------------------------------------------------------------------
Caremark RX Inc                      com      141705103     2,523,650     148,450   X                      148,450
----------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc Del                  com      149123101     6,748,507     181,314   X                      181,314
----------------------------------------------------------------------------------------------------------------------------------
Charter One Financial                com      160903100    18,904,216     636,077   X                      636,077
----------------------------------------------------------------------------------------------------------------------------------
Checkfree Corp New                   com      162813109     8,984,510     789,500       X          1                   789,500
----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                            393,959,298  23,848,977   -     -    -     4  11,114,401  12,734,576   -
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp                   com      166764100    14,668,605     211,821   X                      211,821
----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp                           com      171232101    12,999,974     237,096   X                      237,096
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 9/30/2002
                                                                                                           ------------------------
            PAGE 2 OF 4            FORM 13F    NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.
---------------------------------------------------------------------------------------------------------------------------------
                                                            Item 4:     Item 5: Item 6: Investment                  Item 8:
               Item 1:             Item 2:     Item 3:       Fair     Shares or     Discretion       Item 7:        Voting
           Name of Issuer          Title of     CUSIP       Market    Principal -------------------  Managers      Authority
                                    Class      Number       Value      Amount    (a)   (b)    (c)     See            Shares
                                                                                 sole Shared Shared  Instr. --------------------
                                                                                        as   Other     V.   (a)        (b)     (c)
                                                                                     Defined                Sole     Shared   None
                                                                                   in Instr. V.
--------------------------------------------------------------------------------------------------------------------------------

Cincinnati Financial Corp            com      172062101     2,558,345      71,904   X                       71,904
----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp            com      172062101   182,791,788   5,137,487       X          1                 5,137,487
----------------------------------------------------------------------------------------------------------------------------------
Cinergy                              com      172474108     8,083,985     257,206   X                      257,206
----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.                   com      17275R102     3,971,134     378,925   X                      378,925
----------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation                   com      172908105       290,715       6,935   X                        6,935
----------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation                   com      172908105    68,797,008   1,641,150       X          1                 1,641,150
----------------------------------------------------------------------------------------------------------------------------------
Citigroup                            com      172967101    10,099,560     340,626   X                      340,626
----------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive                    com      194162103     2,860,699      53,025   X                       53,025
----------------------------------------------------------------------------------------------------------------------------------
Conagra Inc                          com      205887102       583,975      23,500   X                       23,500
----------------------------------------------------------------------------------------------------------------------------------
Concord EFS Inc                      com      206197105     1,990,161     125,325   X                      125,325
----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                       com      20825C104    17,418,120     376,689   X                      376,689
----------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation                com      212485106       554,607      36,900   X                       36,900
----------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation                com      212485106   111,397,731   7,411,692       X          1                 7,411,692
----------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co.                       com      233331107     1,790,800      44,000   X                       44,000
----------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants                   com      237194105     1,487,730      61,375   X                       61,375
----------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                  com      247025109     2,273,418      96,700   X                       96,700
----------------------------------------------------------------------------------------------------------------------------------
Dominion Resources Inc/VA New        com      25746U109    12,290,915     242,281   X                      242,281
----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical                         com      260543103       305,408      11,183   X                       11,183
----------------------------------------------------------------------------------------------------------------------------------
Du Pont de Nemours Co.               com      263534109    16,231,103     449,989   X                      449,989
----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric                     com      291011104       404,248       9,200   X                        9,200
----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corporation              com      30231G102    12,942,661     405,726   X                      405,726
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mtg. Corp.         com      313400301    24,071,882     430,624   X                      430,624
----------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtg Assoc.              com      313586109     8,228,488     138,201   X                      138,201
----------------------------------------------------------------------------------------------------------------------------------
Federated Dept Stores Inc Del        com      31410H101    11,402,141     387,301   X                      387,301
----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                  com      316773100    15,705,434     256,499   X                      256,499
----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                  com      316773100 1,257,078,609  20,530,436       X          1                20,530,436
----------------------------------------------------------------------------------------------------------------------------------
First Virginia Banks Inc             com      337477103       251,775       6,750   X                        6,750
----------------------------------------------------------------------------------------------------------------------------------
Gannett Co.                          com      364730101       360,900       5,000   X                        5,000
----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                 com      369604103    13,838,559     561,402   X                      561,402
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                        com      38141G104     2,741,896      41,525   X                       41,525
----------------------------------------------------------------------------------------------------------------------------------
Great Plains Energy Inc              com      391164100     2,163,950     113,000   X                      113,000
----------------------------------------------------------------------------------------------------------------------------------
Gric Communications Inc              com      398081109        12,998      10,401   X                       10,401
----------------------------------------------------------------------------------------------------------------------------------
Guidant Corp                         com      401698105    12,310,401     381,009   X                      381,009
----------------------------------------------------------------------------------------------------------------------------------
Harley Davidson Inc                  com      412822108     2,433,980      52,400   X                       52,400
----------------------------------------------------------------------------------------------------------------------------------
Health Management Assoc. New         CL A     421933102    14,311,595     707,794   X                      707,794
----------------------------------------------------------------------------------------------------------------------------------
H J Heinz Co.                        com      423074103       213,735       6,405   X                        6,405
----------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard                      com      428236103    17,871,345   1,531,392   X                    1,531,392
----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotel 5% 5/15/06 CV       Note 5% 5/1  432848AL3     2,745,000   3,000,000   X                    3,000,000
----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                     com      437076102       608,809      23,326   X                       23,326
----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                          1,873,144,187  45,814,200   -     -    -     4  11,093,435  34,720,765  -
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Honeywell International              com      438516106     5,134,135     237,033   X                      237,033
----------------------------------------------------------------------------------------------------------------------------------
ITC Deltacom                         com      45031T104         2,000      40,000   X                       40,000
----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works                  com      452308109       670,795      11,500   X                       11,500
----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                          com      458140100     9,711,429     699,167   X                      699,167
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 9/30/2002
                                                                                                           ------------------------
            PAGE 3 OF 4            FORM 13F    NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.
---------------------------------------------------------------------------------------------------------------------------------
                                                            Item 4:     Item 5: Item 6: Investment                  Item 8:
               Item 1:             Item 2:     Item 3:       Fair     Shares or     Discretion       Item 7:        Voting
           Name of Issuer          Title of     CUSIP       Market    Principal -------------------  Managers      Authority
                                    Class      Number       Value      Amount    (a)   (b)    (c)     See            Shares
                                                                                 sole Shared Shared  Instr. --------------------
                                                                                        as   Other     V.   (a)        (b)     (c)
                                                                                     Defined                Sole     Shared   None
                                                                                   in Instr. V.
--------------------------------------------------------------------------------------------------------------------------------
Int'l. Business Machines             com      459200101     7,054,344     120,980   X                      120,980
----------------------------------------------------------------------------------------------------------------------------------
Interpublic Group Cos Inc            com      460690100     9,879,257     623,297   X                      623,297
----------------------------------------------------------------------------------------------------------------------------------
Intuit Inc                           com      461202103     1,067,679      23,450   X                       23,450
----------------------------------------------------------------------------------------------------------------------------------
Ishares DJ US Tel              NASDQ BIO INDX 464287556       410,469       8,875   X                        8,875
----------------------------------------------------------------------------------------------------------------------------------
J P Morgan Chase & Co                com      46625H100     7,379,875     388,619   X                      388,619
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                    com      478160104     4,265,560      78,875   X                       78,875
----------------------------------------------------------------------------------------------------------------------------------
Keycorp New                          com      493267108       204,754       8,200   X                        8,200
----------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark                       com      494368103    25,146,687     443,974   X                      443,974
----------------------------------------------------------------------------------------------------------------------------------
Kohls Corp                           com      500255104     1,761,970      28,975   X                       28,975
----------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp                       com      502161102     6,282,373     989,350   X                      989,350
----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp of Amer Hldgs      com new    50540R409     1,819,898      53,875   X                       53,875
----------------------------------------------------------------------------------------------------------------------------------
Lanvision Systems                    com      516555109        71,750      35,000   X                       35,000
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc         com      524908100    11,077,746     225,846   X                      225,846
----------------------------------------------------------------------------------------------------------------------------------
Lexmark                              com      529771107    20,593,661     438,163   X                      438,163
----------------------------------------------------------------------------------------------------------------------------------
Eli Lily                             com      532457108       910,343      16,450   X                       16,450
----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.               com      534187109    15,462,363     506,133   X                      506,133
----------------------------------------------------------------------------------------------------------------------------------
Lowes Co. Inc.                       com      548661107     3,344,913      80,795   X                       80,795
----------------------------------------------------------------------------------------------------------------------------------
Luxottica Grp SPA               sponsored adr 55068R202       352,912      27,400   X                       27,400
----------------------------------------------------------------------------------------------------------------------------------
Magna International                  cl a     559222401    18,321,245     324,960   X                      324,960
----------------------------------------------------------------------------------------------------------------------------------
Manor Care Inc New                   com      564055101     9,715,878     432,201   X                      432,201
----------------------------------------------------------------------------------------------------------------------------------
Masco Corp                           com      574599106    18,019,959     921,737   X                      921,737
----------------------------------------------------------------------------------------------------------------------------------
McCormick & Co. Inc              com non vtg  579780206       463,980      20,350   X                       20,350
----------------------------------------------------------------------------------------------------------------------------------
McDonalds Corporation                com      580135101    14,457,659     818,667   X                      818,667
----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                      com      585055106     4,573,179     108,575   X                      108,575
----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                    com      589331107       511,952      11,200   X                       11,200
----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                      com      594918104     5,240,709     119,815   X                      119,815
----------------------------------------------------------------------------------------------------------------------------------
National Equipment Services          com      635847106        69,600     116,000   X                      116,000
----------------------------------------------------------------------------------------------------------------------------------
Nisource Inc                         com      65473P105     2,237,332     129,851   X                      129,851
----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp                 com      656568102        20,682      38,300   X                       38,300
----------------------------------------------------------------------------------------------------------------------------------
Northwestern Corp                    com      668074107     2,713,280     278,000   X                      278,000
----------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty                        com      677240103     3,256,000     200,000   X                      200,000
----------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty                        com      677240103    19,819,272   1,217,400       X          1                 1,217,400
----------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc 5% 12/1/07          SDCV 5% 12/0 681904AD0    12,103,788  13,430,000   X                   13,430,000
PNC Financial Svcs Group             com      693475105       413,434       9,804   X                        9,804
----------------------------------------------------------------------------------------------------------------------------------
PPG Industries Inc                   com      693506107       214,560       4,800   X                        4,800
----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                        com      713448108     2,711,391      73,380   X                       73,380
----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                          com      717081103     7,347,284     253,180   X                      253,180
----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                            254,816,097  23,594,177   -     -    -     1  22,376,777   1,217,400  -
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Philip Morris Companies Inc          com      718154107       428,546      11,045   X                       11,045
----------------------------------------------------------------------------------------------------------------------------------
Piedmont Natural Gas Co              com      720186105       227,008       6,400   X                        6,400
----------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc.                    com      724479100       237,822       7,800   X                        7,800
----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                     com      742718109     4,860,485      54,380   X                       54,380
----------------------------------------------------------------------------------------------------------------------------------
Puget Energy Inc New                 com      745310102     1,836,900      90,000   X                       90,000
----------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc               com      78387G103     7,825,654     389,336   X                      389,336
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 9/30/2002
                                                                                                           ------------------------
            PAGE 4 OF 4            FORM 13F    NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.
---------------------------------------------------------------------------------------------------------------------------------
                                                            Item 4:     Item 5: Item 6: Investment                  Item 8:
               Item 1:             Item 2:     Item 3:       Fair     Shares or     Discretion       Item 7:        Voting
           Name of Issuer          Title of     CUSIP       Market    Principal -------------------  Managers      Authority
                                    Class      Number       Value      Amount    (a)   (b)    (c)     See            Shares
                                                                                 sole Shared Shared  Instr. --------------------
                                                                                        as   Other     V.   (a)        (b)     (c)
                                                                                     Defined                Sole     Shared   None
                                                                                   in Instr. V.
--------------------------------------------------------------------------------------------------------------------------------
SEI Investments Co                   com      784117103     2,057,262      86,150   X                       86,150
----------------------------------------------------------------------------------------------------------------------------------
SLM Corporation                      com      78442P106     3,963,480      42,554   X                       42,554
---------------------------------------------------------------------             ------------------------------------------------
Sara Lee Corp.                       com      803111103       219,480      12,000   X                       12,000
----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                    com      806857108     1,188,414      30,900   X                       30,900
----------------------------------------------------------------------------------------------------------------------------------
Selectica Inc                        com      816288104       118,140      33,000   X                       33,000
----------------------------------------------------------------------------------------------------------------------------------
J M. Smucker Co.                   com new    832696405       239,615       6,529   X                        6,529
----------------------------------------------------------------------------------------------------------------------------------
Sprint  Corp                     com FON Grp  852061100       474,240      52,000   X                       52,000
----------------------------------------------------------------------------------------------------------------------------------
Stifel Financial Corp                com      860630102    12,951,612   1,019,812       X          1                 1,019,812
----------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems                     com      866810104       154,152      59,518   X                       59,518
----------------------------------------------------------------------------------------------------------------------------------
Sungard Data Systems                 com      867363103     2,845,049     146,275   X                      146,275
----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare                     com      88033G100     1,840,163      37,175   X                       37,175
----------------------------------------------------------------------------------------------------------------------------------
3M Company                           com      88579Y101     2,214,246      20,135   X                       20,135
----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd New           com      902124106    10,462,877     742,048   X                      742,048
----------------------------------------------------------------------------------------------------------------------------------
US Bancorp. Del                    com new    902973304     7,866,921     423,408   X                      423,408
----------------------------------------------------------------------------------------------------------------------------------
US Bancorp. Del                    com new    902973304   289,255,670  15,568,120       X          1                15,568,120
----------------------------------------------------------------------------------------------------------------------------------
UnionBancorp, Inc.                   com      908908106       496,503      33,300   X                       33,300
----------------------------------------------------------------------------------------------------------------------------------
United Parcel Service                com      911312106       249,182       3,985   X                        3,985
----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.              com      91324P102     2,258,999      25,900   X                       25,900
----------------------------------------------------------------------------------------------------------------------------------
Univision Communications Inc         CL A     914906102       750,234      32,905   X                       32,905
----------------------------------------------------------------------------------------------------------------------------------
U S Freightways Corp                 com      916906100     7,869,878     274,403   X                      274,403
----------------------------------------------------------------------------------------------------------------------------------
Vectren Corporation                  com      92240G101       219,978       9,999   X                        9,999
----------------------------------------------------------------------------------------------------------------------------------
Veritas Software Co                  com      923436109     1,282,892      87,450   X                       87,450
----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications               com      92343V104    10,302,019     375,438   X                      375,438
----------------------------------------------------------------------------------------------------------------------------------
Viacom Inc.                          CL A     925524100     2,912,504      71,825   X                       71,825
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp. 2nd New               com      929903102       313,824       9,600   X                        9,600
----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc                  com      931142103     5,147,894     104,547   X                      104,547
----------------------------------------------------------------------------------------------------------------------------------
Walgreen Co                          com      931422109     3,473,573     112,925   X                      112,925
----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Inc.               com      939322103       336,729      10,700   X                       10,700
----------------------------------------------------------------------------------------------------------------------------------
Wellpoint Health Network New         com      94973H108    14,964,122     204,149   X                      204,149
----------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc Del                 com      969457100        88,988      39,375   X                       39,375
----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                com      983024100     5,308,056     166,920   X                      166,920
----------------------------------------------------------------------------------------------------------------------------------
Xcel Energy Inc                      com      98389B100       139,650      15,000   X                       15,000
----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                            407,382,761  20,417,006   -     -    -     2   3,829,074  16,587,932  -
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL:                                            2,929,302,343 113,674,360   -     -    -    11  48,413,687  65,260,673  -
==================================================================================================================================